Leases (Tables)	12 Months Ended
Sep. 30, 2015
Leases [Abstract]
Future Minimum Capital and Operating Lease Payments and Related Present Value of Capital Lease Payments
Future minimum capital and operating lease payments and the related present value of capital lease payments at September 30, 2015 were as follows (in millions):

	Capital Leases	Operating Leases
2016	$9	$209
2017	8	146
2018	15	95
2019	5	66
2020	5	47
After 2020	15	65
Total minimum lease payments	57	$628
Interest	(9)
Present value of net minimum lease payments	$48